SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Depreciation expenses	$ 147,821	$ 209,656
Net operation losses accumulated	1,065,376	1,295,311
Deferred tax liabilities:
Tax allowances for property and equipment	(11,960)	(44,752)
Deferred IPO costs		(37,543)
Deferred tax assets and liabilities	1,201,237	1,422,672
Valuation allowance	(1,201,237)	(1,422,672)
Deferred tax (liabilities)/ assets, net